Other receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other receivables	$ 18,703	$ 4,168
Unexpired member
IfrsStatementLineItems [Line Items]
Other receivables	308	294
Past due member
IfrsStatementLineItems [Line Items]
Other receivables	2,240	664
Up to3 months member
IfrsStatementLineItems [Line Items]
Other receivables	3,655	1,188
From3 to6 months member
IfrsStatementLineItems [Line Items]
Other receivables	4,019	692
From6 to9 months member
IfrsStatementLineItems [Line Items]
Other receivables	2,178	658
From9 to12 months member
IfrsStatementLineItems [Line Items]
Other receivables	6,300	658
More than12 months member
IfrsStatementLineItems [Line Items]
Other receivables	$ 3	$ 14